UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2015

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 53.1%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		12,200,956	13,713,996
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		5,306,455	6,222,270
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		13,107,405	14,517,395
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		3,240,286	4,302,766
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		17,868,488	21,478,369
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		9,843,676	11,635,471
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		9,324,243	11,084,800
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		17,042,520	14,965,906
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		12,021,425	10,161,386
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		13,209,729	13,442,881
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		3,040,410	2,645,494
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18		6,607,244	6,843,228
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)		37,675,071	37,652,014
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19		2,184,235	2,328,187
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19		5,907,300	5,891,226
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21		4,049,718	4,213,893
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21		26,254,930	26,655,580
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22		14,411,949	14,066,668
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		22,364,375	21,844,135
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		16,577,000	16,008,359
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23		11,280,610	11,104,125
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		27,155,606	27,070,201
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		10,579,800	10,157,158
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25		10,768,159	10,505,050
TOTAL U.S. TREASURY SECURITIES (Cost $318,192,925)			318,510,558
SOVEREIGN GOVERNMENTS AND AGENCIES — 19.2%
Australia — 0.3%
Australia Government Inflation Linked Bond, 4.00%, 8/20/20	AUD	1,517,000	2,044,600
Canada — 0.7%
Canadian Government Inflation Linked Bond, 4.25%, 12/1/21	CAD	1,798,932	1,739,525
Canadian Government Inflation Linked Bond, 4.25%, 12/1/26	CAD	2,352,474	2,580,141
			4,319,666
France — 5.3%
France Government Inflation Linked Bond OAT, 1.30%, 7/25/19	EUR	3,346,582	4,022,574
France Government Inflation Linked Bond OAT, 2.25%, 7/25/20	EUR	8,278,585	10,585,419
France Government Inflation Linked Bond OAT, 1.10%, 7/25/22	EUR	10,894,683	13,575,533
France Government Inflation Linked Bond OAT, 1.85%, 7/25/27	EUR	2,680,879	3,697,113
			31,880,639
Germany — 1.9%
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	5,223,775	6,459,077
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	EUR	4,317,522	5,089,992
			11,549,069

Italy — 2.1%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24(2)	EUR	5,763,315	7,279,439
Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26	EUR	3,639,176	4,958,698
			12,238,137
Japan — 0.2%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	145,191,900	1,290,769
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$500,000	457,500
United Kingdom — 8.6%
United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	GBP	2,466,000	13,444,260
United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	GBP	4,932,066	9,046,333
United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	GBP	5,465,000	28,215,871
United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	GBP	300,392	667,671
			51,374,135
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $124,798,845)			115,154,515
CORPORATE BONDS — 16.2%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 5.20%, 10/15/19		$312,000	332,048
Lockheed Martin Corp., 2.125%, 9/15/16		562,000	568,669
Lockheed Martin Corp., 4.25%, 11/15/19		740,000	807,245
United Technologies Corp., 4.50%, 6/1/42		268,000	274,194
			1,982,156
Automobiles — 0.3%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		499,000	495,895
Ford Motor Credit Co. LLC, 2.375%, 1/16/18		749,000	750,298
Toyota Motor Credit Corp., MTN, 3.30%, 1/12/22		800,000	828,597
			2,074,790
Banks — 2.4%
Bank of America Corp., 5.75%, 12/1/17		1,705,000	1,843,951
Bank of America Corp., MTN, 3.30%, 1/11/23		830,000	826,341
Barclays Bank plc, 3.75%, 5/15/24		400,000	404,968
BB&T Corp., MTN, 2.05%, 6/19/18		300,000	303,153
Branch Banking & Trust Co., 3.80%, 10/30/26		300,000	304,920
Capital One Financial Corp, 3.15%, 7/15/16		562,000	571,256
Capital One Financial Corp., 2.45%, 4/24/19		400,000	399,090
Capital One Financial Corp., 3.20%, 2/5/25		350,000	334,279
Citigroup, Inc., 5.50%, 2/15/17		400,000	421,264
Citigroup, Inc., 1.75%, 5/1/18		499,000	496,216
Citigroup, Inc., 4.05%, 7/30/22		760,000	775,996
Citigroup, Inc., 4.00%, 8/5/24		250,000	247,886
Citigroup, Inc., 4.40%, 6/10/25		500,000	504,061
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		499,000	526,441
Credit Suisse, MTN, 3.625%, 9/9/24		250,000	250,799
Fifth Third Bancorp, 4.30%, 1/16/24		165,000	170,008
Fifth Third Bank, 2.875%, 10/1/21		250,000	252,802
HSBC Holdings plc, 5.10%, 4/5/21		624,000	692,945
JPMorgan Chase & Co., 4.625%, 5/10/21		580,000	632,003
JPMorgan Chase & Co., 4.50%, 1/24/22		1,249,000	1,348,894

JPMorgan Chase & Co., 3.875%, 9/10/24	600,000	595,614
Standard Chartered plc, 3.95%, 1/11/23(2)	160,000	149,381
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	813,105
Wells Fargo & Co., 5.625%, 12/11/17	749,000	814,743
Wells Fargo & Co., 4.125%, 8/15/23	400,000	416,354
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	375,926
		14,472,396
Beverages — 0.1%
Diageo Capital plc, 2.625%, 4/29/23	500,000	482,744
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22	577,000	565,224
Amgen, Inc., 5.85%, 6/1/17	137,000	146,796
Amgen, Inc., 3.625%, 5/22/24	350,000	351,790
Celgene Corp., 3.625%, 5/15/24	150,000	149,682
Gilead Sciences, Inc., 4.40%, 12/1/21	837,000	907,794
		2,121,286
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	300,000	314,264
Chemicals — 0.3%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	287,564
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	187,000	176,820
Ecolab, Inc., 4.35%, 12/8/21	624,000	675,294
LYB International Finance BV, 4.875%, 3/15/44	400,000	380,601
LyondellBasell Industries NV, 5.00%, 4/15/19	225,000	242,792
Mosaic Co. (The), 5.625%, 11/15/43	200,000	210,511
		1,973,582
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.80%, 5/15/18	218,000	228,911
Waste Management, Inc., 3.50%, 5/15/24	400,000	406,671
Waste Management, Inc., 3.125%, 3/1/25	350,000	343,477
		979,059
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	175,000	174,728
Cisco Systems, Inc., 5.90%, 2/15/39	521,000	637,460
		812,188
Consumer Finance — 0.5%
American Express Co., 1.55%, 5/22/18	800,000	796,042
American Express Credit Corp., 1.30%, 7/29/16	370,000	371,121
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,255
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	262,000	261,822
Discover Financial Services, 3.75%, 3/4/25	300,000	291,224
John Deere Capital Corp., MTN, 3.15%, 10/15/21	468,000	481,902
PNC Bank N.A., 6.00%, 12/7/17	499,000	544,391
		2,994,757
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	281,000	278,130
Diversified Financial Services — 1.3%
BNP Paribas SA, MTN, 2.40%, 12/12/18	350,000	355,000
General Electric Capital Corp., MTN, 4.375%, 9/16/20	1,100,000	1,214,485

General Electric Capital Corp., MTN, 4.65%, 10/17/21	400,000	448,764
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	500,000	506,730
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	250,000	256,473
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	624,000	716,938
Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	1,312,000	1,331,092
Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24	350,000	357,310
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	300,000	301,641
Morgan Stanley, 5.00%, 11/24/25	1,730,000	1,843,829
Morgan Stanley, MTN, 5.95%, 12/28/17	499,000	543,962
		7,876,224
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.625%, 12/1/22	468,000	447,075
AT&T, Inc., 3.40%, 5/15/25	300,000	287,051
AT&T, Inc., 6.55%, 2/15/39	533,000	604,783
AT&T, Inc., 4.80%, 6/15/44	350,000	325,430
British Telecommunications plc, 5.95%, 1/15/18	324,000	355,301
Orange SA, 2.75%, 2/6/19	300,000	308,828
Verizon Communications, Inc., 5.15%, 9/15/23	750,000	828,776
Verizon Communications, Inc., 4.15%, 3/15/24	350,000	362,794
Verizon Communications, Inc., 3.50%, 11/1/24	300,000	296,321
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	205,441
		4,021,800
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	468,000	399,237
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22	1,249,000	1,230,876
Wal-Mart Stores, Inc., 3.25%, 10/25/20	1,074,000	1,139,926
Wal-Mart Stores, Inc., 5.625%, 4/15/41	812,000	983,996
		3,354,798
Food Products — 0.4%
General Mills, Inc., 3.15%, 12/15/21	1,196,000	1,220,823
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	300,000	307,691
Mondelez International, Inc., 4.00%, 2/1/24	200,000	207,686
Unilever Capital Corp., 2.20%, 3/6/19	500,000	510,410
		2,246,610
Gas Utilities — 0.8%
Enbridge, Inc., 3.50%, 6/10/24	350,000	317,165
Energy Transfer Partners LP, 4.15%, 10/1/20	400,000	405,074
Energy Transfer Partners LP, 3.60%, 2/1/23	312,000	281,417
Energy Transfer Partners LP, 4.05%, 3/15/25	300,000	264,434
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	287,299
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	223,802
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	812,000	862,865
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	333,387
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	428,645
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	499,000	434,624
TransCanada PipeLines Ltd., 2.50%, 8/1/22	312,000	293,765
Williams Partners LP, 4.30%, 3/4/24	600,000	545,504
		4,677,981

Health Care Equipment and Supplies — 0.1%
Medtronic, Inc., 2.50%, 3/15/20	150,000	152,126
Medtronic, Inc., 2.75%, 4/1/23	312,000	306,758
Medtronic, Inc., 3.50%, 3/15/25	100,000	102,200
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	250,000	251,191
		812,275
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	406,000	392,544
Dignity Health, 2.64%, 11/1/19	300,000	306,238
Express Scripts Holding Co., 3.125%, 5/15/16	531,000	537,124
Express Scripts Holding Co., 7.25%, 6/15/19	324,000	377,868
UnitedHealth Group, Inc., 4.25%, 3/15/43	406,000	401,267
		2,015,041
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	349,603
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17	687,000	744,260
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	300,000	295,254
		1,039,514
Insurance — 1.0%
ACE INA Holdings, Inc., 3.15%, 3/15/25	300,000	293,059
American International Group, Inc., 4.875%, 6/1/22	530,000	585,734
American International Group, Inc., 4.50%, 7/16/44	350,000	345,243
American International Group, Inc., MTN, 5.85%, 1/16/18	200,000	219,234
Berkshire Hathaway, Inc., 4.50%, 2/11/43	712,000	711,816
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	350,000	388,723
Liberty Mutual Group, Inc., 4.25%, 6/15/23(2)	400,000	414,512
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	999,000	996,096
Prudential Financial, Inc., MTN, 2.30%, 8/15/18	300,000	304,489
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	350,000	396,635
Prudential Financial, Inc., VRN, 2.20%, 10/2/15	189,000	188,764
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	300,000	306,510
Voya Financial, Inc., 2.90%, 2/15/18	499,000	509,839
XLIT Ltd., 2.30%, 12/15/18	250,000	252,528
		5,913,182
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23	125,000	118,992
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	604,000	609,653
Machinery — 0.1%
Deere & Co., 2.60%, 6/8/22	262,000	257,603
Deere & Co., 5.375%, 10/16/29	468,000	558,330
		815,933
Media — 1.1%
21st Century Fox America, Inc., 6.90%, 8/15/39	705,000	864,673
CBS Corp., 3.50%, 1/15/25	300,000	289,607
Comcast Corp., 6.50%, 11/15/35	556,000	709,306
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	300,000	308,636
NBCUniversal Media LLC, 5.15%, 4/30/20	1,280,000	1,445,820

NBCUniversal Media LLC, 4.375%, 4/1/21	730,000	800,421
Time Warner, Inc., 4.70%, 1/15/21	700,000	765,344
Time Warner, Inc., 3.60%, 7/15/25	300,000	295,160
Viacom, Inc., 4.50%, 3/1/21	843,000	875,788
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	499,000	493,507
		6,848,262
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	174,000	170,117
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	936,000	948,678
Newmont Mining Corp., 6.25%, 10/1/39	462,000	419,350
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	468,000	480,269
		2,018,414
Multi-Utilities — 0.7%
CMS Energy Corp., 6.25%, 2/1/20	250,000	288,638
Constellation Energy Group, Inc., 5.15%, 12/1/20	800,000	880,764
Dominion Resources, Inc., 6.40%, 6/15/18	1,105,000	1,235,317
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	300,588
Georgia Power Co., 4.30%, 3/15/42	250,000	231,295
Potomac Electric Power Co., 3.60%, 3/15/24	250,000	260,348
Sempra Energy, 6.50%, 6/1/16	356,000	368,560
Sempra Energy, 2.40%, 3/15/20	250,000	250,023
Virginia Electric and Power Co., 3.45%, 2/15/24	200,000	204,533
		4,020,066
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	160,000	150,793
Oil, Gas and Consumable Fuels — 1.4%
Apache Corp., 4.75%, 4/15/43	599,000	542,791
BP Capital Markets plc, 2.50%, 11/6/22	262,000	250,050
BP Capital Markets plc, 2.75%, 5/10/23	375,000	360,521
Chevron Corp., 2.43%, 6/24/20	350,000	354,857
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	400,000	399,555
ConocoPhillips Co., 2.40%, 12/15/22	887,000	837,036
EOG Resources, Inc., 2.50%, 2/1/16	686,000	689,334
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	242,155
Noble Energy, Inc., 4.15%, 12/15/21	874,000	880,718
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	298,728
Phillips 66, 4.65%, 11/15/34	300,000	293,084
Shell International Finance BV, 2.375%, 8/21/22	2,110,000	2,039,613
Statoil ASA, 2.45%, 1/17/23	468,000	447,050
Talisman Energy, Inc., 3.75%, 2/1/21	375,000	354,095
Total Capital SA, 2.125%, 8/10/18	350,000	355,844
		8,345,431
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	150,000	150,904
International Paper Co., 6.00%, 11/15/41	325,000	351,257
		502,161
Personal Products — 0.1%
Colgate-Palmolive Co., MTN, 3.25%, 3/15/24	400,000	416,056

Pharmaceuticals — 0.6%
Actavis Funding SCS, 3.45%, 3/15/22	900,000	888,987
Actavis Funding SCS, 3.85%, 6/15/24	350,000	342,130
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	499,000	498,742
Merck & Co., Inc., 2.40%, 9/15/22	499,000	487,193
Mylan, Inc., 2.60%, 6/24/18	210,000	209,952
Mylan, Inc., 2.55%, 3/28/19	300,000	295,844
Perrigo Finance plc, 3.90%, 12/15/24	200,000	197,437
Roche Holdings, Inc., 3.35%, 9/30/24(2)	600,000	615,611
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	312,000	308,366
		3,844,262
Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.80%, 2/1/24	210,000	214,114
Essex Portfolio LP, 3.625%, 8/15/22	250,000	253,405
Host Hotels & Resorts LP, 3.75%, 10/15/23	250,000	245,205
Kilroy Realty LP, 3.80%, 1/15/23	331,000	330,037
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	459,019
		1,501,780
Road and Rail — 0.4%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	309,825
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	300,000	289,472
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	261,468
CSX Corp., 4.25%, 6/1/21	799,000	861,335
Norfolk Southern Corp., 5.75%, 4/1/18	250,000	273,577
Norfolk Southern Corp., 3.85%, 1/15/24	100,000	102,769
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	250,000	254,104
Union Pacific Corp., 2.75%, 4/15/23	250,000	247,479
		2,600,029
Software — 0.3%
Intuit, Inc., 5.75%, 3/15/17	443,000	468,862
Microsoft Corp., 2.125%, 11/15/22	787,000	762,989
Oracle Corp., 3.40%, 7/8/24	350,000	355,670
		1,587,521
Specialty Retail — 0.1%
Home Depot, Inc. (The), 4.20%, 4/1/43	499,000	506,153
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	250,000	248,944
Hewlett-Packard Co., 4.30%, 6/1/21	350,000	366,611
Hewlett-Packard Enterprise Co., 3.60%, 10/15/20(2)(3)	250,000	249,930
Seagate HDD Cayman, 4.75%, 1/1/25	350,000	335,830
		1,201,315
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., 2.25%, 5/1/23	468,000	452,437
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	500,000	524,400
TOTAL CORPORATE BONDS (Cost $96,376,191)		97,255,275

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.4%
FHLMC, 4.50%, 4/1/41	14,896,351	16,309,922
FNMA, 4.50%, 5/1/39	4,386,598	4,839,187
FNMA, 4.00%, 11/1/41	1,646,918	1,769,353
FNMA, 4.00%, 11/1/41	1,261,952	1,355,763
FNMA, 4.00%, 2/1/42	1,680,167	1,805,124
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,337,828)		26,079,349
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	2,750,000	2,803,493
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	2,000,000	2,050,037
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	1,625,000	1,774,472
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	2,225,000	2,373,405
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	1,475,000	1,498,405
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(2)	2,125,000	2,142,795
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	2,300,000	2,329,631
GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48	2,550,000	2,605,386
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(2)	2,877,000	2,956,927
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	1,725,000	1,887,062
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	1,075,000	1,177,288
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(2)	1,600,000	1,636,774
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,626,569)		25,235,675
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	173,995	182,662
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	329,507	346,018
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	129,110	129,126
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(2)	1,950,000	1,975,857
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	571,519	578,620
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	268,757	282,126
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 10/1/15(2)	1,400,000	1,395,815
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/1/15(2)	1,510,757	1,554,471
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	369,226	381,062
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	259,687	258,584
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 10/1/15	42,857	43,213
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/15	249,600	250,989
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	1,017,990	1,053,620
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/15(2)	1,507,942	1,530,136
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 10/1/15(2)	2,023,377	2,089,260
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.44%, 10/1/15	352,185	353,018
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 10/26/15	245,486	237,284
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	518,660	535,668
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	1,342,121	1,375,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 10/1/15	2,441,345	2,516,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	104,973	107,076
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/15(2)	1,150,999	1,181,524
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,351,774)		18,357,678

ASSET-BACKED SECURITIES(4) — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	2,000,000	2,015,863
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(2)	1,450,000	1,468,056
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(2)	1,550,000	1,546,784
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.62%, 10/7/15(2)	1,859,829	1,854,577
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,537,301	1,521,524
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	1,127,195	1,133,916
TOTAL ASSET-BACKED SECURITIES (Cost $9,548,421)		9,540,720
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	165,000	218,019
California GO, (Building Bonds), 7.55%, 4/1/39	500,000	724,510
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	350,000	329,168
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	125,000	173,190
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	95,000	114,578
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	125,000	164,019
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	250,000	335,730
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	125,000	135,123
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	130,000	152,562
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	125,000	160,217
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	65,000	91,560
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	125,000	152,756
Texas GO, (Building Bonds), 5.52%, 4/1/39	215,000	269,687
TOTAL MUNICIPAL SECURITIES (Cost $3,073,213)		3,021,119
TEMPORARY CASH INVESTMENTS — 1.3%
Credit Agricole Corporate and Investment Bank, 0.06%, 10/1/15 (LOC: Credit Agricole SA) (5)	7,623,000	7,622,982
SSgA U.S. Government Money Market Fund, Class N	417	417
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,623,417)		7,623,399
TOTAL INVESTMENT SECURITIES — 103.6% (Cost $627,929,183)		620,778,288
OTHER ASSETS AND LIABILITIES — (3.6)%		(21,403,867)
TOTAL NET ASSETS — 100.0%		$599,374,421

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,429,554	USD	1,682,661	Westpac Group	12/16/15	15,887
USD	3,493,081	AUD	4,996,469	Barclays Bank plc	12/16/15	(45)
USD	5,784,560	CAD	7,645,771	Barclays Bank plc	12/16/15	57,065
USD	987,782	CLP	682,162,132	UBS AG	12/16/15	14,496
EUR	550,000	USD	614,620	JPMorgan Chase Bank N.A.	12/16/15	732
USD	58,162,120	EUR	52,057,494	JPMorgan Chase Bank N.A.	12/16/15	(80,926)
GBP	350,000	USD	533,470	State Street Bank & Trust Co.	12/16/15	(4,172)
USD	50,932,109	GBP	33,181,543	JPMorgan Chase Bank N.A.	12/16/15	752,343
USD	2,869,923	JPY	346,891,041	Barclays Bank plc	12/16/15	(25,327)
USD	1,598,214	KRW	1,895,354,326	UBS AG	12/16/15	3,167
NZD	1,100,000	USD	700,415	State Street Bank & Trust Co.	12/16/15	(920)
USD	1,232,933	NZD	1,939,656	JPMorgan Chase Bank N.A.	12/16/15	(505)
USD	931,905	NZD	1,500,000	Westpac Group	12/16/15	(21,953)
SEK	10,461,305	USD	1,244,357	Deutsche Bank	12/16/15	7,738
USD	1,545,734	TWD	50,109,603	Westpac Group	12/16/15	31,946
						749,526

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
86	U.S. Treasury Long Bonds	December 2015	13,531,563	(131,881)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	35,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(1,857,805)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(427,729)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(5,215,684)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(772,036)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(438,444)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(41,152)
Barclays Bank plc	13,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(381,222)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(703,003)
Barclays Bank plc	20,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,532,647)
Barclays Bank plc	38,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(2,317,134)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	2/5/20	(244,348)
Barclays Bank plc	2,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(266,604)
Barclays Bank plc	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.39	9/19/24	(562,829)
Barclays Bank plc	6,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(591,579)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(307,896)
Barclays Bank plc	15,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(4,181,408)
Barclays Bank plc	3,600,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(1,002,194)
						(21,843,714)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $23,768,160.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $45,461,133, which represented 7.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	318,510,558	—
Sovereign Governments and Agencies	—	115,154,515	—
Corporate Bonds	—	97,255,275	—
U.S. Government Agency Mortgage-Backed Securities	—	26,079,349	—
Commercial Mortgage-Backed Securities	—	25,235,675	—
Collateralized Mortgage Obligations	—	18,357,678	—
Asset-Backed Securities	—	9,540,720	—
Municipal Securities	—	3,021,119	—
Temporary Cash Investments	417	7,622,982	—
	417	620,777,871	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	883,374	—
Liabilities
Other Financial Instruments
Futures Contracts	(131,881)	—	—
Swap Agreements	—	(21,843,714)	—
Forward Foreign Currency Exchange Contracts	—	(133,848)	—
	(131,881)	(21,977,562)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$628,304,297
Gross tax appreciation of investments	$14,596,815
Gross tax depreciation of investments	(22,122,824)
Net tax appreciation (depreciation) of investments	$(7,526,009)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2015